CONSOLIDATED BALANCE SHEETS - USD ($)	Nov. 30, 2018	May 31, 2018	May 31, 2017
Current assets
Cash and cash equivalents	$ 4,872,048	$ 52,964	$ 78,310
Accounts Receivable	78,419	0	0
Inventory	870,984	0	0
Prepaid expenses	176,944	1,410	1,410
Total current assets	5,998,395	54,374	79,720
Investment	0	2,050,000	0
Security deposit	160,450	0	50,000
Note receivable	5,000,000	0	0
Interest receivable	24,658	0	0
Property, plant and equipment, net of accumulated depreciation of $2,674 and $1,784	892,070	0	890
Intangible assets, net of accumulated amortization of $1,260 and $828	1,587,913	898	1,330
Goodwill	25,742,899	0	0
Other assets	160,450	0	0
Total assets	39,406,385	2,105,272	131,940
Current liabilities
Accounts payable and accrued liabilities	1,509,617	826,621	581,765
Accrued compensation, related party	53,750	120,417	53,750
Due to related party	17,930	17,930	17,930
Accrued interest	164,852	24,748	20,171
Accrued interest, related party	5,573	5,143	106,022
Notes payable	3,867,033	310,000	0
Notes payable, related parties	48,874	75,137	699,208
Convertible notes payable, net of discount of $561,599 and $57,644	396,813	43,401	252,356
Contingent liability	678,111	0	0
Derivative liability	0	1,265,751	95,276
Total current liabilities	6,742,553	2,689,148	1,826,478
Noncurrent liabilities
Accrued interest, long-term	0	0	0
Convertible notes payable - Long Term, net of discount of $733,928 and $0	1,116,312	41,072	0
Convertible notes payable, related parties, net of discount of $65,918 and $0	0	2,832	192,000
Total Liabilities	7,858,865	2,733,052	2,018,478
Commitments and contingencies	0	0	0
Stockholder’s equity
Preferred stock, $0.001 par value; 20,000,000 shares authorized; no shares issued	0	0	0
Common stock, $0.0001 par value; 250,000,000 shares authorized; 50,128,972 and 32,582,944 shares issued and outstanding at May 31, 2018 and May 31, 2017, respectively	9,116	5,013	3,286
Additional paid-in capital	69,211,175	17,628,717	7,032,836
Stock payable	252,506	307,584	68,950
Accumulated deficit	(37,925,277)	(18,569,094)	(8,991,610)
Total stockholder’s equity (deficit)	31,547,520	(627,780)	(1,886,538)
Total liabilities and stockholders’ equity (deficit)	$ 39,406,385	$ 2,105,272	$ 131,940